Scope of consolidation and non-consolidated entities	6 Months Ended
Jun. 30, 2025
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Scope of consolidation and non-consolidated entities

Note 3. Scope of consolidation and non-consolidated entities

Consolidated entities

As of June 30, 2025, Cellectis S.A. owns 100% of Cellectis, Inc., which owns 100% of Cellectis Biologics, Inc.

For the six-month periods ended June 30, 2025 and June 30, 2024, the consolidated group of companies (sometimes referred to as the “Group”) includes Cellectis S.A., Cellectis, Inc. and Cellectis Biologics, Inc.

Investments in associates

As of June 30, 2025, we hold 17.0% of Primera’s shares and voting rights and consider that we continue to exercise significant influence over Primera. After taking into account Primera’s net losses since May 17, 2023 (date we began to have significant influence) and applying our ownership rate, the value of our investment is immaterial. We have no legal or contractual obligation to bear losses in excess of our share.

In view of the immaterial value of our investment in Primera at inception and as of June 30, 2025, we do not present the investment in associates on a separate line in our consolidated statements of financial position or our consolidated statements of operations.

Non-consolidated entities

Our investment in Calyxt (which became Cibus Inc. after the sale of our controlling interest in 2023) was classified as a current financial asset and measured at fair value as of December 31, 2024. This investment has been fully sold during the first quarter of 2025.